UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019

(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Monthly High Yield Bull 1.2X Fund
Investor | DXHYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly High Yield Bull 1.2X Fund	$68	1.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$44,999,820
Number of Holdings	4
Portfolio Turnover	368%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Investment Companies	80.0%
Total Return Swap Contracts	40.0%

Top 10 Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly High Yield Bull 1.2X Fund	PAGE 1	TSR-SAR-254939127

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Investor | DXNLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.25X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$59	1.15%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$6,519,683
Number of Holdings	5
Portfolio Turnover	447%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Total Return Swap Contracts	76.1%
Investment Companies	48.9%

Index Composition	(%)
Information Technology	49.8%
Communication Services	29.7%
Consumer Staples	6.0%
Health Care	5.7%
Industrials	4.7%
Materials	1.4%
Utilities	1.4%
Energy	0.6%
Financials	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	PAGE 1	TSR-SAR-25460D101

Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Investor | DXQLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly NASDAQ-100® Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$69	1.33%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$465,805,031
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Total Return Swap Contracts	117.2%
Investment Companies	57.8%

Index Composition	(%)
Information Technology	49.8%
Communication Services	29.7%
Consumer Staples	6.0%
Health Care	5.7%
Industrials	4.7%
Materials	1.4%
Utilities	1.4%
Energy	0.6%
Financials	0.5%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
Apple, Inc.	9.3%
Microsoft Corp.	8.1%
NVIDIA Corp.	7.7%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. Class A	4.8%
Amazon.com, Inc.	4.7%
Costco Wholesale Corp.	2.7%
Tesla, Inc.	2.6%
Alphabet Inc. Class A	2.5%
Alphabet Inc. Class C	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	PAGE 1	TSR-SAR-254939200

Direxion Monthly S&P 500® Bull 1.75X Fund
Investor | DXSLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly S&P 500® Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly S&P 500® Bull 1.75X Fund	$69	1.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$119,676,870
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Total Return Swap Contracts	117.7%
Investment Companies	57.3%

Index Composition	(%)
Information Technology	30.7%
Financials	14.4%
Health Care	10.8%
Consumer Discretionary	10.5%
Communication Services	9.5%
Industrials	8.3%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.4%
Real Estate	2.2%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	7.2%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.9%
Alphabet Inc. Class A	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway Inc. Class B	1.9%
Alphabet Inc. Class C	1.6%
Tesla, Inc.	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly S&P 500® Bull 1.75X Fund	PAGE 1	TSR-SAR-254939705

Direxion Monthly Small Cap Bull 1.75X Fund
Investor | DXRLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly Small Cap Bull 1.75X Fund	$64	1.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$12,615,343
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Total Return Swap Contracts	118.6%
Investment Companies	56.4%

Index Composition	(%)
Financials	19.6%
Industrials	17.8%
Health Care	16.6%
Information Technology	12.9%
Consumer Discretionary	9.4%
Real Estate	6.3%
Energy	4.9%
Materials	4.0%
Consumer Staples	3.0%
Utilities	2.9%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.6%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
SouthState Corp.	0.4%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
Vaxcyte, Inc	0.4%
HealthEquity, Inc.	0.4%
Mueller Industries, Inc.	0.3%
Hims & Hers Health, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly Small Cap Bull 1.75X Fund	PAGE 1	TSR-SAR-254939838

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Investor | DXKLX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$66	1.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,686,163
Number of Holdings	5
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure
Total Return Swap Contracts	135.1%
Investment Companies	39.9%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.375%, 2034-05-15	9.1%
US 10 Year T-Note, 4.250%, 2034-11-15	9.0%
US 10 Year T-Note, 4.000%, 2034-02-15	8.8%
US 10 Year T-Note, 4.500%, 2033-11-15	8.7%
US 10 Year T-Note, 3.875%, 2034-08-15	8.7%
US 10 Year T-Note, 3.875%, 2033-08-15	7.8%
US 10 Year T-Note, 4.125%, 2032-11-15	7.4%
US 10 Year T-Note, 2.875%, 2032-05-15	7.0%
US 10 Year T-Note, 3.500%, 2033-02-15	7.0%
US 10 Year T-Note, 3.375%, 2033-05-15	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	PAGE 1	TSR-SAR-254939689

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investor | DXKSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$69	1.35%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,857,746
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-175.0%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.375%, 2034-05-15	9.1%
US 10 Year T-Note, 4.250%, 2034-11-15	9.0%
US 10 Year T-Note, 4.000%, 2034-02-15	8.8%
US 10 Year T-Note, 4.500%, 2033-11-15	8.7%
US 10 Year T-Note, 3.875%, 2034-08-15	8.7%
US 10 Year T-Note, 3.875%, 2033-08-15	7.8%
US 10 Year T-Note, 4.125%, 2032-11-15	7.4%
US 10 Year T-Note, 2.875%, 2032-05-15	7.0%
US 10 Year T-Note, 3.500%, 2033-02-15	7.0%
US 10 Year T-Note, 3.375%, 2033-05-15	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	PAGE 1	TSR-SAR-254939184

Hilton Tactical Income Fund
Investor Class | HCYAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$56	1.12%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$123,474,288
Number of Holdings	100
Portfolio Turnover	34%
Annualized Distribution Rate*	3.50%
*A portion of this rate may be considered tax-deferred return of capital and may be subject to capital gains tax.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.5%
iShares MBS ETF	4.5%
iShares Preferred & Income Securities ETF	4.2%
Simplify MBS ETF	3.7%
United States 10 Year Treasury Note, 4.125%, 2029-11-30	3.6%
SPDR Blackstone Senior Loan ETF	3.5%
JPMorgan Equity Premium Income ETF	2.7%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	2.7%
Utilities Select Sector SPDR Fund	2.1%

Security Type	(%)
Investment Companies	38.1%
Common Stocks	33.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.3%
Cash & Other	2.6%

Market Exposure
Fixed Income	53.5%
Equity	43.9%
Other	2.6%
Hilton Tactical Income Fund	PAGE 1	TSR-SAR-254939176

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 2	TSR-SAR-254939176

Hilton Tactical Income Fund
Institutional Class | HCYIX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$44	0.87%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$123,474,288
Number of Holdings	100
Portfolio Turnover	34%
Annualized Distribution Rate*	3.71%
*A portion of this rate may be considered tax-deferred return of capital and may be subject to capital gains tax.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(%)
Janus Henderson AAA CLO ETF	6.5%
JPMorgan Nasdaq Equity Premium Income ETF	4.5%
iShares MBS ETF	4.5%
iShares Preferred & Income Securities ETF	4.2%
Simplify MBS ETF	3.7%
United States 10 Year Treasury Note, 4.125%, 2029-11-30	3.6%
SPDR Blackstone Senior Loan ETF	3.5%
JPMorgan Equity Premium Income ETF	2.7%
United States 10 Year Treasury Note, 5.500%, 2028-08-15	2.7%
Utilities Select Sector SPDR Fund	2.1%

Security Type	(%)
Investment Companies	38.1%
Common Stocks	33.5%
Corporate Bonds	19.5%
U.S. Government Obligations	6.3%
Cash & Other	2.6%

Market Exposure
Fixed Income	53.5%
Equity	43.9%
Other	2.6%
Hilton Tactical Income Fund	PAGE 1	TSR-SAR-254939168

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Hilton Tactical Income Fund	PAGE 2	TSR-SAR-254939168

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)  The registrant’s Financial Statements are filed herewith.

Direxion Funds

Semi-Annual Financial Statements and Additional Information
FEBRUARY 28, 2025

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, New York 10019 www.direxion.com

1.2X Bull Fund

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X Bull Fund

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)

1.75X Bull Funds

Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund (DXKLX)

1.75X Bear Funds

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 80.0%
224,591	iShares iBoxx High Yield Corporate Bond ETF(a)	$17,996,477
185,275	SPDR Bloomberg High Yield Bond ETF(a)	17,993,908
	TOTAL INVESTMENT COMPANIES (Cost $34,591,812)	$35,990,385
	SHORT TERM INVESTMENTS — 5.3%
	Money Market Funds — 5.3%
2,370,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	$2,370,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,370,000)	$2,370,000
	TOTAL INVESTMENTS (Cost $36,961,812) — 85.3%	$38,360,385
	Other Assets in Excess of Liabilities — 14.7%	6,639,435
	TOTAL NET ASSETS — 100.0%	$44,999,820

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,370,000.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	SOFR + 0.70%	UBS Securities LLC	12/17/2025	188,696	$17,792,356	$259,326

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

1

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 48.9%
6,272	Invesco QQQ Trust Series 1(a)	$3,187,242
	TOTAL INVESTMENT COMPANIES (Cost $2,502,645)	$3,187,242
	SHORT TERM INVESTMENTS — 21.5%
	Money Market Funds — 21.5%
504,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(b)(c)	$504,081
900,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	900,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,404,081)	$1,404,081
	TOTAL INVESTMENTS (Cost $3,906,726) — 70.4%	$4,591,323
	Other Assets in Excess of Liabilities — 29.6%	1,928,360
	TOTAL NET ASSETS — 100.0%	$6,519,683

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,404,081.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	SOFR + 1.05%	Bank of America Merrill Lynch	12/11/2025	117	$2,447,578	$(19,378)
Total return of NASDAQ-100® Index	SOFR + 0.80%	UBS Securities LLC	12/17/2025	121	2,590,032	(71,295)
					$5,037,610	$(90,673)

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

2

Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 57.8%
529,737	Invesco QQQ Trust Series 1(a)	$269,196,451
	TOTAL INVESTMENT COMPANIES (Cost $163,072,788)	$269,196,451
	SHORT TERM INVESTMENTS — 30.3%
	Money Market Funds — 30.3%
72,657,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(b)(c)	$72,657,830
68,360,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	68,360,000
	TOTAL SHORT TERM INVESTMENTS (Cost $141,017,830)	$141,017,830
	TOTAL INVESTMENTS (Cost $304,090,618) — 88.1%	$410,214,281
	Other Assets in Excess of Liabilities — 11.9%	55,590,750
	TOTAL NET ASSETS — 100.0%	$465,805,031

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $141,017,830.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	SOFR + 1.05%	Bank of America Merrill Lynch	12/11/2025	13,104	$285,058,373	$(14,363,781)
Total return of NASDAQ-100® Index	SOFR + 0.80%	UBS Securities LLC	12/17/2025	13,042	286,511,073	(16,651,390)
					$571,569,446	$(31,015,171)

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Direxion Monthly S&P 500® Bull 1.75X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 57.3%
114,865	iShares Core S&P 500 ETF(a)	$68,579,000
	TOTAL INVESTMENT COMPANIES (Cost $46,873,946)	$68,579,000
	SHORT TERM INVESTMENTS — 26.4%
	Money Market Funds — 26.4%
20,070,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(b)(c)	$20,070,000
11,570,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	11,570,000
	TOTAL SHORT TERM INVESTMENTS (Cost $31,640,000)	$31,640,000
	TOTAL INVESTMENTS (Cost $78,513,946) — 83.7%	$100,219,000
	Other Assets in Excess of Liabilities — 16.3%	19,457,870
	TOTAL NET ASSETS — 100.0%	$119,676,870

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,640,000.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	SOFR + 1.05%	Bank of America Merrill Lynch	12/11/2025	13,819	$84,066,771	$(2,558,160)
Total return of S&P 500® Index	SOFR + 0.80%	UBS Securities LLC	12/17/2025	9,840	59,423,980	(1,255,580)
					$143,490,751	$(3,813,740)

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

4

Direxion Monthly Small Cap Bull 1.75X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 56.4%
33,156	iShares Russell 2000 ETF(a)	$7,116,936
	TOTAL INVESTMENT COMPANIES (Cost $6,127,156)	$7,116,936
	SHORT TERM INVESTMENTS — 37.3%
	Money Market Funds — 37.3%
2,961,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(b)(c)	$2,961,941
1,740,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	1,740,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,701,941)	$4,701,941
	TOTAL INVESTMENTS (Cost $10,829,097) — 93.7%	$11,818,877
	Other Assets in Excess of Liabilities — 6.3%	796,466
	TOTAL NET ASSETS — 100.0%	$12,615,343

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,701,941.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	SOFR + 0.80%	Bank of America Merrill Lynch	12/11/2025	4,164	$9,960,448	$(1,042,198)
Total return of Russell 2000® Index	SOFR + 0.60%	UBS Securities LLC	12/17/2025	2,753	6,378,830	(464,858)
					$16,339,278	$(1,507,056)

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 39.9%
11,238	iShares 7-10 Year Treasury Bond ETF(a)	$1,071,206
	TOTAL INVESTMENT COMPANIES (Cost $1,009,049)	$1,071,206
	SHORT TERM INVESTMENTS — 19.8%
	Money Market Funds — 19.8%
230,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(b)(c)	$230,000
301,472	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(b)(c)	301,472
	TOTAL SHORT TERM INVESTMENTS (Cost $531,472)	$531,472
	TOTAL INVESTMENTS (Cost $1,540,521) — 59.7%	$1,602,678
	Other Assets in Excess of Liabilities — 40.3%	1,083,485
	TOTAL NET ASSETS — 100.0%	$2,686,163

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $531,472.
Long Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.85%	Bank of America Merrill Lynch	12/11/2025	17,202	$1,602,746	$33,133
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.60%	UBS Securities LLC	12/17/2025	20,880	1,941,707	42,351
					$3,544,453	$75,484

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 41.2%
	Money Market Funds — 41.2%
2,640,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.22%(a)(b)	$2,640,000
1,010,000	Invesco Government & Agency Portfolio Institutional Shares, 4.29%(a)(b)	1,010,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,650,000)	$3,650,000
	TOTAL INVESTMENTS (Cost $3,650,000) — 41.2%	$3,650,000
	Other Assets in Excess of Liabilities — 58.8%	5,207,746
	TOTAL NET ASSETS — 100.0%	$8,857,746

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at February 28, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,650,000.
Short Total Return Swap Contracts
February 28, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.65%	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	94,169	$8,796,842	$(140,715)
SOFR + 0.08%	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	68,404	6,334,551	(158,789)
					$ 15,131,393	$(299,504)

SOFR - Secured Overnight Financing Rate was 4.39% as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

7

Direxion Funds
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$38,360,385	$4,591,323	$410,214,281
Cash equivalents	6,418,194	3,207,113	88,169,497
Receivable for Fund shares sold	924,043	11,925	351,785
Due from Adviser, net (Note 4)	—	488	—
Receivable for Investment securities sold	—	2,822,248	—
Unrealized appreciation on swap contracts	259,326	—	—
Dividends and interest receivable	38,217	17,026	749,911
Prepaid expenses and other assets	67,631	49,611	26,673
Total assets	46,067,796	10,699,734	499,512,147
Liabilities:
Payable for Fund shares redeemed	4,576	3,993,212	819,705
Investment securities purchased	958,890	—	—
Due to broker for swap contracts	—	84,327	1,189,993
Unrealized depreciation on swap contracts	—	90,673	31,015,171
Due to Adviser, net (Note 4)	28,645	—	308,097
Accrued distribution expenses	10,706	2,057	96,425
Accrued expenses and other liabilities	65,159	9,782	277,725
Total liabilities	1,067,976	4,180,051	33,707,116
Net Assets	$44,999,820	$6,519,683	$465,805,031
Net Assets Consist of:
Capital stock	$76,677,946	$7,968,874	$325,941,977
Total distributable earnings (loss)	(31,678,126)	(1,449,191)	139,863,054
Net assets	$44,999,820	$6,519,683	$465,805,031
Calculation of Net Asset Value Per Share:
Net assets	$44,999,820	$6,519,683	$465,805,031
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,533,577	83,585	5,213,149
Net asset value, redemption price and offering price per share	$17.7614	$78.0006	$89.3520
Cost of Investments	$36,961,812	$3,906,726	$304,090,618

The accompanying notes are an integral part of these financial statements.

8

Direxion Funds
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$100,219,000	$11,818,877
Cash equivalents	23,362,629	2,354,587
Receivable for Fund shares sold	17,832	13,860
Dividends and interest receivable	173,441	23,042
Prepaid expenses and other assets	20,325	20,754
Total assets	123,793,227	14,231,120
Liabilities:
Payable for Fund shares redeemed	53,996	62
Due to broker for swap contracts	69,560	86,629
Unrealized depreciation on swap contracts	3,813,740	1,507,056
Due to Adviser, net (Note 4)	76,434	5,707
Accrued distribution expenses	23,507	2,639
Accrued expenses and other liabilities	79,120	13,684
Total liabilities	4,116,357	1,615,777
Net Assets	$119,676,870	$12,615,343
Net Assets Consist of:
Capital stock	$88,000,998	$20,218,671
Total distributable earnings (loss)	31,675,872	(7,603,328)
Net assets	$119,676,870	$12,615,343
Calculation of Net Asset Value Per Share:
Net assets	$119,676,870	$12,615,343
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,803,431	159,142
Net asset value, redemption price and offering price per share	$66.3607	$79.2710
Cost of Investments	$78,513,946	$10,829,097

The accompanying notes are an integral part of these financial statements.

9

Direxion Funds

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)(Continued)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$1,602,678	$3,650,000
Cash equivalents	996,752	5,541,338
Receivable for Fund shares sold	4,409	11,175
Due from Adviser, net (Note 4)	3,035	—
Unrealized appreciation on swap contracts	75,484	—
Dividends and interest receivable	3,677	29,521
Prepaid expenses and other assets	23,791	9,481
Total assets	2,709,826	9,241,515
Liabilities:
Payable for Fund shares redeemed	15	24,463
Due to broker for swap contracts	—	35,129
Unrealized depreciation on swap contracts	—	299,504
Due to Adviser, net (Note 4)	—	3,321
Accrued distribution expenses	423	1,761
Accrued expenses and other liabilities	23,225	19,591
Total liabilities	23,663	383,769
Net Assets	$2,686,163	$8,857,746
Net Assets Consist of:
Capital stock	$9,870,409	$27,295,502
Total distributable loss	(7,184,246)	(18,437,756)
Net assets	$2,686,163	$8,857,746
Calculation of Net Asset Value Per Share:
Net assets	$2,686,163	$8,857,746
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	126,462	320,293
Net asset value, redemption price and offering price per share	$21.2409	$27.6551
Cost of Investments	$1,540,521	$3,650,000

The accompanying notes are an integral part of these financial statements.

10

Direxion Funds
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Investment Income:
Dividend income	$1,037,129	$8,619	$800,708
Interest income	199,894	97,711	4,455,000
Total investment income	1,237,023	106,330	5,255,708
Expenses:
Investment advisory fees (Note 4)	170,932	33,736	1,788,874
Distribution expenses (Note 4)	56,977	11,245	596,291
State registration fees	48,224	31,706	33,254
Accounting fees	24,159	4,767	252,795
Professional fees	19,721	7,598	133,085
Management service fees (Note 4)	8,955	1,842	97,886
Report to shareholders	4,920	880	42,708
Insurance fees	4,114	725	35,632
Licensing fees	3,620	2,699	95,407
Trustees’ fees	2,625	469	22,777
Administration fees	950	155	8,117
Miscellaneous expense	806	239	8,341
Interest expense	—	2,011	159,354
Other	3,280	587	28,473
Total expenses	349,283	98,659	3,302,994
Recoupment of expenses of Adviser (Note 4)	—	—	23,134
Less: Reimbursement of expenses from Adviser (Note 4)	(41,606)	(44,919)	—
Net expenses	307,677	53,740	3,326,128
Net investment income	929,346	52,590	1,929,580
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	786,524	(75,662)	—
Swap contracts	723,655	1,933	73,401,877
	1,510,179	(73,729)	73,401,877
Change in net unrealized appreciation (depreciation) on:
Investments	(287,822)	96,667	16,898,610
Swap contracts	(398,238)	(176,098)	(51,234,167)
	(686,060)	(79,431)	(34,335,557)
Net realized and unrealized gain (loss)	824,119	(153,160)	39,066,320
Net increase (decrease) in net assets resulting from operations	$ 1,753,465	$(100,570)	$40,995,900

The accompanying notes are an integral part of these financial statements.

11

Direxion Funds
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)(Continued)

	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Investment Income:
Dividend income	$501,821	$47,950
Interest income	1,207,567	160,951
Total investment income	1,709,388	208,901
Expenses:
Investment advisory fees (Note 4)	454,818	53,617
Distribution expenses (Note 4)	151,606	17,872
Interest expense	84,105	12,335
Accounting fees	64,274	7,577
Professional fees	38,823	8,832
Management service fees (Note 4)	24,669	2,917
State registration fees	20,882	12,782
Licensing fees	12,128	5,004
Report to shareholders	11,288	1,291
Insurance fees	9,425	1,080
Trustees’ fees	6,020	688
Administration fees	2,159	251
Miscellaneous expense	2,143	286
Other	7,526	861
Total expenses	889,866	125,393
Recoupment of expenses of Adviser (Note 4)	12,911	—
Less: Reimbursement of expenses from Adviser (Note 4)	—	(16,548)
Net expenses	902,777	108,845
Net investment income	806,611	100,056
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(40,575)
Swap contracts	15,964,412	1,471,675
	15,964,412	1,431,100
Change in net unrealized appreciation (depreciation) on:
Investments	3,479,261	(173,401)
Swap contracts	(11,631,845)	(2,524,343)
	(8,152,584)	(2,697,744)
Net realized and unrealized gain (loss)	7,811,828	(1,266,644)
Net increase (decrease) in net assets resulting from operations	$8,618,439	$(1,166,588)

The accompanying notes are an integral part of these financial statements.

12

Direxion Funds
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)(Continued)

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investment Income:
Dividend income	$78,567	$—
Interest income	68,730	118,536
Total investment income	147,297	118,536
Expenses:
Investment advisory fees (Note 4)	22,910	20,335
State registration fees	13,795	11,963
Professional fees	7,970	6,125
Distribution expenses (Note 4)	7,636	6,778
Licensing fees	4,959	4,959
Accounting fees	3,238	2,874
Management service fees (Note 4)	1,067	1,189
Report to shareholders	1,003	388
Insurance fees	836	316
Interest expense	575	1,106
Trustees’ fees	535	207
Miscellaneous expense	262	98
Administration fees	186	59
Other	669	259
Total expenses	65,641	56,656
Less: Reimbursement of expenses from Adviser (Note 4)	(23,829)	(18,948)
Net expenses	41,812	37,708
Net investment income	105,485	80,828
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(99,209)	—
Swap contracts	(357,180)	31,998
	(456,389)	31,998
Change in net unrealized depreciation on:
Investments	(63,271)	—
Swap contracts	(107,538)	(190,424)
	(170,809)	(190,424)
Net realized and unrealized loss	(627,198)	(158,426)
Net decrease in net assets resulting from operations	$ (521,713)	$(77,598)

The accompanying notes are an integral part of these financial statements.

13

Direxion Funds
Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in net assets from:
Operations:
Net investment income	$929,346	$1,986,542	$52,590	$190,446
Net realized gain (loss)	1,510,179	(159,693)	(73,729)	3,057,119
Change in net unrealized appreciation (depreciation)	(686,060)	1,755,583	(79,431)	(178,835)
Net increase (decrease) in net assets resulting from operations	1,753,465	3,582,432	(100,570)	3,068,730
Distributions to shareholders:
Net distributions to shareholders	(933,203)	(1,988,496)	(190,446)	(27,963)
Return of capital	—	(10,456)	—	—
Total distributions	(933,203)	(1,998,952)	(190,446)	(27,963)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(15,147,944)	34,686,689	(6,020,418)	(4,202,315)
Total increase (decrease) in net assets	(14,327,682)	36,270,169	(6,311,434)	(1,161,548)
Net assets:
Beginning of year/period	59,327,502	23,057,333	12,831,117	13,992,665
End of year/period	$44,999,820	$59,327,502	$6,519,683	$12,831,117

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	11,118,374	$195,552,713	28,277,483	$477,777,941
Shares issued in reinvestment of distributions	52,853	930,406	118,046	1,996,814
Shares redeemed	(12,026,448)	(211,631,063)	(26,404,358)	(445,088,066)
Net increase (decrease)	(855,221)	$(15,147,944)	1,991,171	$34,686,689

	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	744,743	$59,170,386	2,355,415	$152,975,024
Shares issued in reinvestment of distributions	2,362	186,156	444	27,460
Shares redeemed	(834,592)	(65,376,960)	(2,427,343)	(157,204,799)
Net decrease	(87,487)	$(6,020,418)	(71,484)	$(4,202,315)

The accompanying notes are an integral part of these financial statements.

14

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund		Direxion Monthly S&P 500® Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in net assets from:
Operations:
Net investment income	$1,929,580	$4,553,713	$806,611	$1,794,374
Net realized gain	73,401,877	120,405,468	15,964,412	16,443,614
Change in net unrealized appreciation (depreciation)	(34,335,557)	12,499,737	(8,152,584)	18,553,561
Net increase in net assets resulting from operations	40,995,900	137,458,918	8,618,439	36,791,549
Distributions to shareholders:
Net distributions to shareholders	(4,553,713)	(1,780,224)	(13,027,551)	(660,881)
Total distributions	(4,553,713)	(1,780,224)	(13,027,551)	(660,881)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(16,583,278)	(50,433,734)	4,342,883	424,011
Total increase (decrease) in net assets	19,858,909	85,244,960	(66,229)	36,554,679
Net assets:
Beginning of year/period	445,946,122	360,701,162	119,743,099	83,188,420
End of year/period	$ 465,805,031	$445,946,122	$119,676,870	$119,743,099

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	821,808	$74,343,398	3,312,227	$222,602,612
Shares issued in reinvestment of distributions	49,396	4,484,567	27,394	1,755,621
Shares redeemed	(1,055,676)	(95,411,243)	(4,057,707)	(274,791,967)
Net decrease	(184,472)	$(16,583,278)	(718,086)	$(50,433,734)

	Direxion Monthly S&P 500® Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	587,249	$41,371,382	1,869,628	$103,338,165
Shares issued in reinvestment of distributions	187,700	12,954,236	12,472	653,887
Shares redeemed	(707,601)	(49,982,735)	(1,836,234)	(103,568,041)
Net increase	67,348	$4,342,883	45,866	$424,011

The accompanying notes are an integral part of these financial statements.

15

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly Small Cap Bull 1.75X Fund		Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in net assets from:
Operations:
Net investment income	$100,056	$198,031	$105,485	$270,462
Net realized gain (loss)	1,431,100	156,653	(456,389)	588,960
Change in net unrealized appreciation (depreciation)	(2,697,744)	1,611,064	(170,809)	415,206
Net increase (decrease) in net assets resulting from operations	(1,166,588)	1,965,748	(521,713)	1,274,628
Distributions to shareholders:
Net distributions to shareholders	(198,031)	(83,098)	(270,462)	(197,048)
Total distributions	(198,031)	(83,098)	(270,462)	(197,048)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(752,702)	1,833,126	(9,119,705)	7,987,183
Total increase (decrease) in net assets	(2,117,321)	3,715,776	(9,911,880)	9,064,763
Net assets:
Beginning of year/period	14,732,664	11,016,888	12,598,043	3,533,280
End of year/period	$ 12,615,343	$14,732,664	$2,686,163	$12,598,043

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	107,195	$9,672,077	397,835	$30,115,593
Shares issued in reinvestment of distributions	2,321	196,012	1,064	81,290
Shares redeemed	(120,191)	(10,620,791)	(383,106)	(28,363,757)
Net increase (decrease)	(10,675)	$(752,702)	15,793	$1,833,126

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	310,413	$7,333,955	2,545,623	$60,606,664
Shares issued in reinvestment of distributions	13,241	267,999	7,889	196,150
Shares redeemed	(699,399)	(16,721,659)	(2,195,024)	(52,815,631)
Net increase (decrease)	(375,745)	$(9,119,705)	358,488	$7,987,183

The accompanying notes are an integral part of these financial statements.

16

Direxion Funds
Statements of Changes in Net Assets(Continued)

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in net assets from:
Operations:
Net investment income	$80,828	$183,332
Net realized gain	31,998	2,004,720
Change in net depreciation	(190,424)	(993,909)
Net increase (decrease) in net assets resulting from operations	(77,598)	1,194,143
Distributions to shareholders:
Net distributions to shareholders	(138,462)	(238,839)
Total distributions	(138,462)	(238,839)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	5,886,247	(12,918,300)
Total increase (decrease) in net assets	5,670,187	(11,962,996)
Net assets:
Beginning of year/period	3,187,559	15,150,555
End of year/period	$ 8,857,746	$3,187,559

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	253,850	$7,315,209	392,109	$11,531,459
Shares issued in reinvestment of distributions	4,943	136,732	7,997	235,949
Shares redeemed	(55,051)	(1,565,694)	(767,328)	(24,685,708)
Net increase (decrease)	203,742	$5,886,247	(367,222)	$(12,918,300)

The accompanying notes are an integral part of these financial statements.

17

Direxion Funds
Financial Highlights
February 28, 2025

												RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/Period (,000)	Total Expenses[2]	Net Expenses[2,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[6]	Net Expenses[5,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[6]	Portfolio Turnover Rate[7]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 28, 2025 (Unaudited)	$17.5069	$0.3564	$0.2291	$0.5855	(0.3310)	—	—	$(0.3310)	$17.7614	3.38%	$45,000	1.53%	1.35%	4.08%	1.53%	1.35%	4.08%	368%
Year ended August 31, 2024	16.4975	0.7467	1.0064	1.7531	(0.7398)	—	(0.0039)	(0.7437)	17.5069	10.90%	59,328	1.47%	1.35%	4.40%	1.47%	1.35%	4.40%	869%
Year ended August 31, 2023	16.7563	0.9404	0.0116	0.9520	(1.2108)	—	—	(1.2108)	16.4975	5.94%	23,057	1.49%	1.35%	5.65%	1.49%	1.35%	5.65%	2,720%
Year ended August 31, 2022	21.5738	0.5016	(3.4969)	(2.9953)	(1.7801)	—	(0.0421)	(1.8222)	16.7563	−14.45%	19,002	1.37%	1.35%	2.53%	1.37%	1.35%	2.53%	2,768%
Year ended August 31, 2021	20.3448	0.4224	1.2803	1.7027	(0.4611)	—	(0.0126)	(0.4737)	21.5738	8.46%	91,324	1.33%	1.35%	2.00%	1.33%	1.35%	2.00%	1,181%
Year ended August 31, 2020	22.0134	0.6235	(0.8951)	(0.2716)	(1.3765)	—	(0.0205)	(1.3970)	20.3448	−0.66%	74,100	1.38%	1.35%	2.93%	1.38%	1.35%	2.93%	1,713%
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Six Months Ended February 28, 2025 (Unaudited)	75.0042	0.4649	4.7631	5.2280	(2.2316)	—	—	(2.2316)	78.0006	6.94%	6,520	2.19%	1.19%	1.17%	2.15%	1.15%	1.21%	447%
Year ended August 31, 2024	57.6884	1.2256	16.2254	17.4510	(0.1352)	—	—	(0.1352)	75.0042	30.30%	12,831	1.88%	1.25%	1.89%	1.78%	1.15%	1.99%	1,132%
Year ended August 31, 2023	44.2492	0.7267	12.7125	13.4392	—	—	—	—	57.6884	30.37%	13,993	2.30%	1.19%	1.47%	2.26%	1.15%	1.51%	1,037%
Year ended August 31, 2022	65.5581	(0.6681)	(15.8640)	(16.5321)	—	(4.7768)	—	(4.7768)	44.2492	−27.50%	7,281	1.77%	1.35%	(1.15)%	1.57%	1.15%	(0.95)%	0%
Year ended August 31, 2021	52.5948	(0.6135)	17.6713	17.0578	—	(4.0945)	—	(4.0945)	65.5581	34.93%	20,940	1.50%	1.15%	(1.13)%	1.50%	1.15%	(1.13)%	0%
Year ended August 31, 2020	32.4749	(0.1129)	22.5010	22.3881	(2.2682)	—	—	(2.2682)	52.5948	72.08%	14,181	1.67%	1.20%	(0.29)%	1.62%	1.15%	(0.24)%	6,825%
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Six Months Ended February 28, 2025 (Unaudited)	82.6190	0.3624	7.2406	7.6030	(0.8700)	—	—	(0.8700)	89.3520	9.19%	465,805	1.39%	1.40%	0.81%	1.32%	1.33%	0.88%	0%
Year ended August 31, 2024	58.9795	0.7786	23.1612	23.9398	(0.3003)	—	—	(0.3003)	82.6190	40.74%	445,946	1.42%	1.44%	1.12%	1.33%	1.35%	1.21%	12%
Year ended August 31, 2023	42.3026	0.5854	16.0915	16.6769	—	—	—	—	58.9795	39.42%	360,701	1.43%	1.41%	1.32%	1.37%	1.35%	1.38%	0%
Year ended August 31, 2022	81.9788	(0.6215)	(29.7191)	(30.3406)	—	(9.3356)	—	(9.3356)	42.3026	−42.34%	273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Year ended August 31, 2021	57.3092	(0.7967)	31.5245	30.7278	—	(6.0582)	—	(6.0582)	81.9788	59.47%	595,324	1.33%	1.36%	(1.29)%	1.32%	1.35%	(1.28)%	0%
Year ended August 31, 2020	24.9700	(0.2361)	32.7351	32.4990	(0.1598)	—	—	(0.1598)	57.3092	130.64%	427,572	1.42%	1.40%	(0.71)%	1.37%	1.35%	(0.66)%	124%
Direxion Monthly S&P 500 Bull 1.75X Fund
Six Months Ended February 28, 2025 (Unaudited)	68.9731	0.4626	4.8126	5.2752	(1.1964)	(6.6912)	—	(7.8876)	66.3607	7.37%	119,677	1.47%	1.49%	1.33%	1.33%	1.35%	1.47%	0%
Year ended August 31, 2024	49.2176	0.9614	19.1414	20.1028	(0.3473)	—	—	(0.3473)	68.9731	41.07%	119,743	1.51%	1.53%	1.69%	1.33%	1.35%	1.87%	0%
Year ended August 31, 2023	40.9762	0.6496	7.5918	8.2414	—	—	—	—	49.2176	20.11%	83,188	1.51%	1.42%	1.54%	1.44%	1.35%	1.61%	0%
Year ended August 31, 2022	59.6732	(0.5001)	(13.3945)	(13.8946)	—	(4.8024)	—	(4.8024)	40.9762	−25.79%	85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Year ended August 31, 2021	37.0026	(0.5495)	23.9343	23.3848	—	(0.7142)	—	(0.7142)	59.6732	64.19%	124,964	1.33%	1.35%	(1.22)%	1.33%	1.35%	(1.22)%	0%
Year ended August 31, 2020	27.4400	(0.0608)	9.9095	9.8487	(0.2861)	—	—	(0.2861)	37.0026	36.00%	93,419	1.42%	1.37%	(0.21)%	1.40%	1.35%	(0.19)%	221%

The accompanying notes are an integral part of these financial statements.

18

Direxion Funds
Financial Highlights
February 28, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss) [1,2]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/Period (,000)	Total Expenses[2]	Net Expenses[2,5]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[6]	Net Expenses[5,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[6]	Portfolio Turnover Rate[7]
Direxion Monthly Small Cap Bull 1.75X Fund
Six Months Ended February 28, 2025 (Unaudited)	$86.7561	$0.6144	$(6.8992)	$(6.2848)	(1.2003)	—	—	$(1.2003)	$79.2710	−7.33%	$12,615	1.75%	1.52%	1.40%	1.58%	1.35%	1.57%	0%
Year ended August 31, 2024	71.5271	1.2453	14.5452	15.7905	(0.5615)	—	—	(0.5615)	86.7561	22.18%	14,733	1.66%	1.50%	1.69%	1.51%	1.35%	1.84%	35%
Year ended August 31, 2023	71.9042	1.0664	(1.4435)	(0.3771)	—	—	—	—	71.5271	−0.52%	11,017	1.78%	1.41%	1.54%	1.72%	1.35%	1.60%	24%
Year ended August 31, 2022	115.4318	(0.9595)	(41.6395)	(42.5990)	—	(0.9286)	—	(0.9286)	71.9042	−37.17%	10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%
Year ended August 31, 2021	56.9002	(1.2566)	59.7882	58.5316	—	—	—	—	115.4318	102.87%	23,514	1.54%	1.35%	(1.28)%	1.54%	1.35%	(1.28)%	0%
Year ended August 31, 2020	59.3800	(0.1257)	(1.7271)	(1.8528)	(0.6270)	—	—	(0.6270)	56.9002	−3.35%	13,962	1.66%	1.38%	(0.22)%	1.63%	1.35%	(0.19)%	172%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Six Months Ended February 28, 2025 (Unaudited)	25.0854	0.4135	(1.3428)	(0.9293)	(2.9152)	—	—	(2.9152)	21.2409	−3.13%	2,686	2.15%	1.37%	3.45%	2.13%	1.35%	3.47%	27%
Year ended August 31, 2024	24.5846	0.6733	0.0842	0.7575	(0.2567)	—	—	(0.2567)	25.0854	3.09%	12,598	1.67%	1.39%	2.79%	1.63%	1.35%	2.83%	399%
Year ended August 31, 2023	27.8810	0.5610	(3.8574)	(3.2964)	—	—	—	—	24.5846	−11.82%	3,533	1.73%	1.37%	2.13%	1.71%	1.35%	2.15%	351%
Year ended August 31, 2022	37.5442	(0.2642)	(9.3990)	(9.6632)	—	—	—	—	27.8810	−25.74%	5,146	1.66%	1.35%	(0.77)%	1.66%	1.35%	(0.77)%	144%
Year ended August 31, 2021	42.1433	(0.4026)	(2.9204)	(3.3230)	—	(1.2761)	—	(1.2761)	37.5442	−8.06%	25,364	1.44%	1.35%	(1.04)%	1.44%	1.35%	(1.04)%	0%
Year ended August 31, 2020	40.7800	(0.2072)	4.7203	4.5131	(0.4677)	(2.6821)	—	(3.1498)	42.1433	12.49%	49,645	1.49%	1.36%	(0.51)%	1.48%	1.35%	(0.50)%	74%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Six Months Ended February 28, 2025 (Unaudited)	27.3490	0.4227	1.0288	1.4515	(1.1454)	—	—	(1.1454)	27.6551	5.31%	8,858	2.09%	1.39%	2.98%	2.05%	1.35%	3.02%	0%
Year ended August 31, 2024	31.3175	1.0803	(0.9376)	0.1427	(4.1112)	—	—	(4.1112)	27.3490	0.02%	3,188	1.98%	1.55%	3.52%	1.78%	1.35%	3.72%	0%
Year ended August 31, 2023	27.2709	0.8986	3.1480	4.0466	—	—	—	—	31.3175	14.84%	15,151	2.16%	1.42%	2.99%	2.09%	1.35%	3.06%	0%
Year ended August 31, 2022	21.4288	(0.2380)	6.0801	5.8421	—	—	—	—	27.2709	27.26%	2,650	2.28%	1.37%	(0.99)%	2.26%	1.35%	(0.97)%	0%
Year ended August 31, 2021	20.6527	(0.2934)	1.0695	0.7761	—	—	—	—	21.4288	3.76%	9,273	2.57%	1.35%	(1.34)%	2.57%	1.35%	(1.34)%	0%
Year ended August 31, 2020	24.3400	(0.0606)	(3.3051)	(3.3657)	(0.3216)	—	—	(0.3216)	20.6527	−14.07%	1,337	4.34%	1.35%	(0.26)%	4.34%	1.35%	(0.26)%	0%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.
[2]	Includes interest expense and extraordinary expense which is comprised of excise tax expense.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments and swaps for the year/period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[5]	Net expenses include effects of any reimbursement or recoupment.
[6]	Excludes interest expense and extraordinary expense which is comprised of excise tax expense.
[7]
Portfolio turnover is not annualized and does not include effects of turnover of the swap contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

19

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which seven are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The seven Funds included in this report offer only Investor Class shares.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and all Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds’ investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Fund with the word “Bear” in its name attempts to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	ICE U.S. Treasury 7-10 Year Bond Index	175% –175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services - Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as “Cash equivalents” and were classified as Level 1 assets as of February 28, 2025.
b) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion High Yield

20

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
Bull 1.2X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (the “Fixed Income Funds”) do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swaps or futures contract for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities

21

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.
In the event of the counterparty’s default, bankruptcy, or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2025 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

22

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
Fund Name		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$—	$—	$—	$—	$19,378	$—	$19,378[1]	$—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	—	14,363,781	—	14,363,781[1]	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—	—	2,558,160	—	2,558,160[1]	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	—	—	—	1,042,198	—	1,042,198[1]	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	33,133	—	—	33,133	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	—	—	140,715	—	140,715[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
Fund Name		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Monthly High Yield Bull 1.2X Fund	$259,326	$—	$—	$ 259,326	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	—	—	71,295	—	71,295[1]	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—	—	—	16,651,390	—	16,651,390[1]	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—	—	1,255,580	—	1,255,580[1]	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	—	—	—	464,858	—	464,858[1]	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	42,351	—	—	42,351	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	—	—	158,789	—	158,789[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]
The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty. The amounts are further offset by a netting arrangement with counterparty in which the variation margin and initial margin are offset daily.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as “investment companies”. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. These costs are disclosed in the Fund’s prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

23

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds’ financial statements.
g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 4.
h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions during the six months ended February 28, 2025 and year ended August 31, 2024, were as follows:

	Six Months Ended February 28, 2025 (Unaudited)			Year Ended August 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$933,203	$—	$—	$1,988,496	$—	$10,456
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	190,446	—	—	27,963	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	4,553,713	—	—	1,780,224	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	13,027,551	—	—	660,881	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	198,031	—	—	83,098	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	270,462	—	—	197,048	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	138,462	—	—	238,839	—	—

As of August 31, 2024, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Direxion Monthly S&P 500® Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(689,785)	$(271,685)	$107,968,871	$24,415,111
Undistributed ordinary income (loss)	—	2,535,866	4,553,713	11,669,873
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	2,535,866	4,553,713	11,669,873
Other accumulated earnings (losses)	(31,808,603)	(3,422,356)	(9,101,717)	—
Total accumulated earnings (losses)	$(32,498,388)	$(1,158,175)	$103,420,867	$36,084,984

24

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)

	Direxion Monthly Small Cap Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Net unrealized appreciation/(depreciation)	$1,560,218	$99,655	$(144,120)
Undistributed ordinary income (loss)	198,031	270,462	99,454
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	198,031	270,462	99,454
Other accumulated earnings (losses)	(7,996,958)	(6,762,188)	(18,177,030)
Total accumulated earnings (losses)	$(6,238,709)	$(6,392,071)	$(18,221,696)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards.
The cost basis for investments for federal income tax purposes as of February 28, 2025 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Direxion Monthly S&P 500® Bull 1.75X Fund
Tax cost of investments	$36,961,812	$3,906,726	$304,090,618	$78,513,946
Gross unrealized appreciation	1,398,573	684,597	106,123,663	21,705,054
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$1,398,573	$684,597	$106,123,663	$21,705,054

	Direxion Monthly Small Cap Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Tax cost of investments	$10,829,097	$1,540,521	$3,650,000
Gross unrealized appreciation	989,780	62,157	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$989,780	$62,157	$—

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2024. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2024. For the year ended August 31, 2024, each Fund deferred $0 of qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

25

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
At August 31, 2024, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$19,563,586	$12,245,017	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	926
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	9,101,717	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	7,945,259	51,699	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	6,441,547	320,641	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	18,177,030	—	—
Capital Loss Utilized:
Direxion Monthly High Yield Bull 1.2X Fund	—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,370,736
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	118,896,554
Direxion Monthly S&P 500® Bull 1.75X Fund	7,982,228
Direxion Monthly Small Cap Bull 1.75X Fund	322,241
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	544,002
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	2,017,870

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation. Direxion Monthly NASDAQ-100® Bull 1.25X Fund has $3,422,356 of capital losses that are subject to an annual limitation.
To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2024, open U.S. Federal and state income tax years include the tax years ended August 31, 2021 through August 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

26

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
3. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the six months ended February 28, 2025. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$137,388,976	$149,286,847
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	20,940,393	23,286,029
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	846,381
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	955,735	7,852,147
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2025.
4. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate of 0.75% based on its average daily net assets, computed daily and payable monthly.
Additionally, the Trust has amended the Management Services Agreement with the Adviser effective November 1, 2024. Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Prior to November 1, 2024 under the Management Services Agreement, the Trust paid Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000.
Each Fund is responsible for its own operating expenses. The Trust has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following annual rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2025. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	1.35%

27

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			August 31, 2025	August 31, 2026	August 31, 2027	February 28, 2028
Direxion Monthly High Yield Bull 1.2X Fund	$—	$41,606	$—	$74,568	$56,563	$41,606	$172,737
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	44,919	23,152	47,888	73,753	44,919	189,712
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	23,134	—	—	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	12,911	—	—	70,418	11,184	—	81,602
Direxion Monthly Small Cap Bull 1.75X Fund	—	16,548	17,893	35,917	30,359	16,548	100,717
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	23,829	26,623	40,584	34,429	23,829	125,465
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	18,948	23,383	43,617	50,354	18,948	136,302

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of February 28, 2025 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets.  Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund’s average daily net assets.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.
5. VALUATION MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

28

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
The follow is a summary of the inputs used to value the Funds’ securities as of February 28, 2025.

Funds	Asset Class				Liability Class
	Level 1			Level 2	Level 2
	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$35,990,385	$2,370,000	$6,418,194	$259,326	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	3,187,242	1,404,081	3,207,113	—	(90,673)
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	269,196,451	141,017,830	88,169,497	—	(31,015,171)
Direxion Monthly S&P 500® Bull 1.75X Fund	68,579,000	31,640,000	23,362,629	—	(3,813,740)
Direxion Monthly Small Cap Bull 1.75X Fund	7,116,936	4,701,941	2,354,587	—	(1,507,056)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1,071,206	531,472	996,752	75,484	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	3,650,000	5,541,338	—	(299,504)

For further information regarding each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
6. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund’s financial position and results of operations.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2025, the Funds were invested in swap contracts.
At February 28, 2025, the fair value of derivative instruments, by primary risk, were as follows:

Fund	Asset Derivatives[1]
	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$259,326	$ —	$—	$259,326
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	75,484	75,484

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

29

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)

Fund	Liability Derivatives[2]
	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$ —	$90,673	$—	$90,673
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	31,015,171	—	31,015,171
Direxion Monthly S&P 500® Bull 1.75X Fund	—	3,813,740	—	3,813,740
Direxion Monthly Small Cap Bull 1.75X Fund	—	1,507,056	—	1,507,056
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	299,504	299,504

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the six months ended February 28, 2025, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$723,655	$—	$—	$(398,238)	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	1,933	—	—	(176,098)	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	—	73,401,877	—	—	(51,234,167)	—
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	—	15,964,412	—	—	(11,631,845)	—
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	—	1,471,675	—	—	(2,524,343)	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Swap Contracts	—	—	(357,180)	—	—	(107,538)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Swap Contracts	—	—	31,998	—	—	(190,424)

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the six months ended February 28, 2025, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$15,986,833	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	7,767,248	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	527,895,389	—
Direxion Monthly S&P 500® Bull 1.75X Fund	139,566,952	—
Direxion Monthly Small Cap Bull 1.75X Fund	18,203,536	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	8,260,575	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	8,830,474

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, 175%, and −175% calendar month performance of their respective indices.

30

Direxion Funds
Notes to the Financial Statements
February 28, 2025 (Unaudited)(Continued)
7. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0664 per share, respectively, with a record date of March 17, 2025 and ex-date and payable date of March 18, 2025.
Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.1703 per share, respectively, with a record date of April 15, 2025 and ex-date and payable date of April 16, 2025.
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

31

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX INFORMATION
For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The amount of dividends declared from ordinary income designated as qualified income was 0% for each of the Funds.
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending August 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
For corporate shareholders, the amount of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 was 0% for each of the Funds.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended February 28, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

32

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

33

Direxion

Semi-Annual Financial Statements and Additional Information

Hilton Tactical Income Fund

FEBRUARY 28, 2025

TICKERS:
INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxion.com

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)

Shares/Principal		Fair Value
	INVESTMENT COMPANIES — 38.1%
	Business Development Companies — 1.0%
26,525	Ares Capital Corp.(a)	$620,155
40,090	Golub Capital BDC, Inc.(a)	628,210
		1,248,365
	Exchange Traded Funds — 37.1%
	Equity Exchange Traded Funds — 13.5%
162,585	iShares Preferred & Income Securities ETF(a)	5,178,332
56,945	JPMorgan Equity Premium Income ETF(a)	3,383,103
99,640	JPMorgan Nasdaq Equity Premium Income ETF(a)	5,577,847
32,510	Utilities Select Sector SPDR Fund(a)	2,575,442
		16,714,724
	Income Exchange Traded Funds — 23.6%
57,465	iShares 0-5 Year High Yield Corporate Bond ETF(a)	2,487,085
59,180	iShares MBS ETF(a)	5,567,654
158,300	Janus Henderson AAA CLO ETF(a)	8,059,053
50,095	Janus Henderson B-BBB CLO ETF(a)	2,472,689
92,030	Simplify MBS ETF(a)	4,626,348
103,985	SPDR Blackstone Senior Loan ETF(a)	4,336,175
19,270	Vanguard Short-Term Corporate Bond ETF(a)	1,520,018
		29,069,022
	TOTAL INVESTMENT COMPANIES (Cost $45,328,359)	$47,032,111
	COMMON STOCKS — 33.5%
	Aerospace & Defense — 0.4%
1,950	General Dynamics Corp.	$492,570
	Banks — 2.8%
19,155	Bank of America Corp.	883,046
2,930	Cullen/Frost Bankers, Inc.	401,498
3,800	JPMorgan Chase & Co.	1,005,670
14,295	Wells Fargo & Co.	1,119,584
		3,409,798
	Beverages — 0.9%
16,420	The Coca-Cola Co.	1,169,268
	Biotechnology — 0.5%
1,960	Amgen, Inc.	603,798
	Capital Markets — 2.1%
11,320	3i Group PLC (United Kingdom)	284,358
5,145	Ares Management Corp.	879,486
4,395	Blackstone, Inc.	708,298
31,335	Blue Owl Capital, Inc.	674,643
		2,546,785

The accompanying notes are an integral part of these financial statements.

1

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	COMMON STOCKS — (Continued)
	Commercial Services & Supplies — 1.1%
5,955	Republic Services, Inc.	$1,411,454
	Communications Equipment — 0.4%
7,650	Cisco Systems, Inc.	490,442
	Consumer Staples Distribution & Retail — 1.3%
16,495	Walmart, Inc.	1,626,572
	Electrical Equipment — 0.5%
5,150	Emerson Electric Co.	626,292
	Financial Services — 0.7%
5,985	Apollo Global Management, Inc.	893,381
	Food Products — 0.4%
6,025	McCormick & Co., Inc.	497,725
	Health Care Providers & Services — 0.8%
5,355	Quest Diagnostics, Inc.	925,880
	Health Care REITs — 0.4%
16,785	American Healthcare REIT, Inc.	500,025
	Hotels, Restaurants & Leisure — 1.5%
3,270	Darden Restaurants, Inc.	655,504
3,765	McDonald’s Corp.	1,160,863
		1,816,367
	Household Products — 0.7%
4,985	The Procter & Gamble Co.	866,592
	Industrial REITs — 0.7%
6,985	Prologis, Inc.	865,581
	Interactive Media & Services — 1.8%
3,410	Meta Platforms, Inc.	2,278,562
	IT Services — 2.8%
2,487	Accenture PLC (Ireland)	866,719
8,110	Booz Allen Hamilton Holding Corp.	860,147
2,610	International Business Machines Corp.	658,868
6,245	Thomson Reuters Corp.	1,116,731
		3,502,465
	Machinery — 0.5%
4,860	Xylem, Inc.	636,125
	Oil, Gas & Consumable Fuels — 0.5%
11,030	The Williams Cos., Inc.	641,725

The accompanying notes are an integral part of these financial statements.

2

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	COMMON STOCKS — (Continued)
	Pharmaceuticals — 2.2%
16,435	AstraZeneca PLC (United Kingdom)	$1,252,512
1,610	Eli Lilly & Co.	1,482,214
		2,734,726
	Residential REITs — 1.6%
5,690	AvalonBay Communities, Inc.	1,286,964
29,835	Independence Realty Trust, Inc.	650,403
		1,937,367
	Semiconductors & Semiconductor Equipment — 1.1%
1,920	Applied Materials, Inc.	441,715
1,860	Broadcom, Inc.	370,940
3,260	Taiwan Semiconductor Manufacturing Co Ltd. (China)	588,528
		1,401,183
	Software — 2.6%
5,565	Microsoft Corp.	2,209,249
5,795	Oracle Corp.	962,318
		3,171,567
	Specialty Retail — 2.6%
3,025	The Home Depot, Inc.	1,199,715
8,240	The TJX Companies, Inc.	1,028,022
17,780	Tractor Supply Co.	984,123
		3,211,860
	Technology Hardware, Storage & Peripherals — 2.3%
10,350	Apple, Inc.	2,503,044
3,025	NetApp, Inc.	301,925
		2,804,969
	Trading Companies & Distributors — 0.3%
3,750	ITOCHU Corp. (Japan)	332,963
	TOTAL COMMON STOCKS (Cost $29,241,321)	$41,396,042
	CORPORATE BONDS — 19.5%
	Aerospace & Defense — 0.9%
	Lockheed Martin Corp.
605,000	5.10%, 11/15/2027	$617,449
	Raytheon Technologies Corp.
500,000	4.13%, 11/16/2028	493,057
		1,110,506
	Banks — 0.5%
	The PNC Financial Services Group, Inc.
610,000	5.35%, 01/29/2031	620,232

The accompanying notes are an integral part of these financial statements.

3

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	CORPORATE BONDS — (Continued)
	Biotechnology — 0.4%
	AbbVie, Inc.
505,000	4.80%, 03/15/2029	$510,078
	Broadline Retail — 0.7%
	Amazon.com, Inc.
835,000	4.65%, 12/01/2029	849,966
	Building Products — 0.5%
	Lennox International, Inc.
590,000	5.50%, 09/15/2028	605,569
	Capital Markets — 2.2%
	Ares Capital Corp.
935,000	5.95%, 07/15/2029	956,409
	Ares Management Corp.
200,000	6.38%, 11/10/2028	210,502
	Blackstone Secured Lending Fund
425,000	5.88%, 11/15/2027	433,472
	FS KKR Capital Corp.
600,000	6.13%, 01/15/2030	604,998
	Nasdaq, Inc.
520,000	5.35%, 06/28/2028	532,468
		2,737,849
	Communications Equipment — 0.6%
	Cisco Systems, Inc.
730,000	4.95%, 02/26/2031	743,519
	Consumer Finance — 1.4%
	American Express Co.
795,000	5.09%, 01/30/2031	804,993
	Toyota Motor Credit Corp.
870,000	4.63%, 01/12/2028	877,689
		1,682,682
	Consumer Staples Distribution & Retail — 0.5%
	Walmart, Inc.
650,000	3.95%, 09/09/2027	647,117
	Entertainment — 0.5%
	Netflix, Inc.
550,000	5.88%, 11/15/2028	575,795

The accompanying notes are an integral part of these financial statements.

4

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	CORPORATE BONDS — (Continued)
	Financial Services — 1.2%
	Athene Holding Ltd.
520,000	4.13%, 01/12/2028	$512,915
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	522,777
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	427,345
		1,463,037
	Health Care Equipment & Supplies — 0.5%
	Stryker Corp.
620,000	4.85%, 02/10/2030	623,787
	Household Products — 0.4%
	The Procter & Gamble Company
495,000	3.95%, 01/26/2028	492,879
	Industrial REITs — 0.7%
	Prologis LP
830,000	4.88%, 06/15/2028	840,649
	Insurance — 1.0%
	Arthur J. Gallagher & Co.
635,000	5.00%, 02/15/2032	634,676
	Marsh & McLennan Cos., Inc.
585,000	4.38%, 03/15/2029	581,237
		1,215,913
	Interactive Media & Services — 0.4%
	Meta Platforms, Inc.
530,000	3.50%, 08/15/2027	521,381
	IT Services — 0.2%
	PayPal Holdings, Inc.
250,000	3.90%, 06/01/2027	247,687
	Life Sciences Tools & Services — 0.6%
	Thermo Fisher Scientific, Inc.
760,000	5.00%, 01/31/2029	775,944
	Media — 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	468,756
	Oil, Gas & Consumable Fuels — 0.5%
	The Williams Cos., Inc.
590,000	5.30%, 08/15/2028	601,447

The accompanying notes are an integral part of these financial statements.

5

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	CORPORATE BONDS — (Continued)
	Personal Care Products — 0.4%
	Kenvue, Inc.
530,000	5.00%, 03/22/2030	$539,252
	Pharmaceuticals — 0.8%
	Merck & Co, Inc.
585,000	4.05%, 05/17/2028	583,058
	Pfizer, Inc.
415,000	3.60%, 09/15/2028	406,161
		989,219
	Retail REITs — 0.5%
	Realty Income Corp.
570,000	4.85%, 03/15/2030	572,727
	Semiconductors & Semiconductor Equipment — 1.6%
	Broadcom, Inc.
615,000	5.05%, 07/12/2029	622,854
	Microchip Technology, Inc.
590,000	5.05%, 03/15/2029	594,677
	Texas Instruments, Inc.
795,000	4.60%, 02/15/2028	803,191
		2,020,722
	Software — 1.0%
	Intuit, Inc.
570,000	5.13%, 09/15/2028	584,563
	Oracle Corp.
585,000	5.25%, 02/03/2032	593,063
		1,177,626
	Specialized REITs — 0.5%
	Extra Space Storage LP
555,000	5.50%, 07/01/2030	570,854
	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.
800,000	4.00%, 05/10/2028	798,204
	TOTAL CORPORATE BONDS (Cost $23,753,113)	$24,003,397
	U.S. GOVERNMENT OBLIGATIONS — 6.3%
	U.S. Treasury Note
4,470,000	4.13%, 11/30/2029	$4,489,469
3,170,000	5.50%, 08/15/2028	3,331,224
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,652,363)	$7,820,693

The accompanying notes are an integral part of these financial statements.

6

Hilton Tactical Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

Shares/Principal		Fair Value
	Total Investments — 97.4% (Cost $105,975,156)	$120,252,243
	Other Assets in Excess of Liabilities — 2.6%	3,222,045
	Total Net Assets — 100.0%	$123,474,288

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at February 28, 2025.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

7

Hilton Tactical Income Fund
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets:
Investments, at fair value (Note 2)	$120,252,243
Cash	2,566,088
Receivable for Fund shares sold	14,740
Investment securities sold	1,291,482
Dividends, interest and reclaims receivable	408,928
Prepaid expenses and other assets	23,008
Total assets	124,556,489
Liabilities:
Payable for Fund shares redeemed	93,800
Payable for investment securities purchased	859,732
Due to Adviser, net (Note 4)	57,785
Accrued distribution expenses	781
Accrued expenses and other liabilities	70,103
Total liabilities	1,082,201
Net Assets	$123,474,288
Net Assets Consist of:
Capital stock	$108,642,990
Total distributable earnings	14,831,298
Net assets	$123,474,288
Cost of Investments	$105,975,156
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$119,434,741
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	6,517,375
Net asset value, redemption price and offering price per share	$18.33
Investor Class Shares:
Net assets	$4,039,547
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	220,744
Net asset value, redemption price and offering price per share	$18.30

The accompanying notes are an integral part of these financial statements.

8

Hilton Tactical Income Fund
Statement of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

Investment Income:
Dividend income (net of withholding tax of $3,199)	$1,846,067
Interest income	808,456
Total investment income	2,654,523
Expenses:
Investment advisory fees (Note 4)	487,614
Accounting fees	65,422
Professional fees	40,672
Management service fees (Note 4)	25,076
State registration fees	18,728
Reports to shareholders	11,904
Distribution expenses – Investor Class (Note 4)	10,817
Insurance fees	9,906
Trustees’ fees	6,349
Administration fees	2,212
Other	7,936
Total expenses	686,636
Less: Reimbursement of expenses from Adviser (Note 4)	(138,826)
Net expenses	547,810
Net investment income	2,106,713
Realized and unrealized gain (loss) on investments:
Net realized gain on:
Investments	2,727,376
2,727,376
Capital gain distributions from regulated investment companies	1,673
Change in net unrealized depreciation on:
Investments	(1,481,915)
(1,481,915)
Net realized and unrealized gain	1,247,134
Net increase in net assets resulting from operations	$3,353,847

The accompanying notes are an integral part of these financial statements.

9

Hilton Tactical Income Fund
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,106,713	$3,770,612
Net realized gain	2,727,376	3,458,503
Capital gain distributions from regulated investment companies	1,673	—
Change in net unrealized appreciation (depreciation)	(1,481,915)	8,694,468
Net increase in net assets resulting from operations	3,353,847	15,923,583
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(2,155,261)	(3,290,752)
Investor Class Shares	(152,909)	(482,957)
Return of capital
Institutional Class Shares	—	(194,020)
Investor Class Shares	—	(28,475)
Total distributions to shareholders	(2,308,170)	(3,996,204)
Capital share transactions:
Total decrease in net assets from net change in capital share transactions(a)	(1,040,603)	(3,480,242)
Total increase in net assets	5,074	8,447,137
Net assets:
Beginning of year/period	123,469,214	115,022,077
End of year/period	$ 123,474,288	$123,469,214

(a)	Summary of capital share transactions is as follows:

	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	1,422,037	$25,938,335	1,306,238	$22,346,230
Investor Class Shares	47,282	863,272	292,770	5,015,714
Shares issued in reinvestment of distributions
Institutional Class Shares	114,902	2,084,190	197,044	3,352,625
Investor Class Shares	7,347	132,949	26,704	455,015
Shares redeemed
Institutional Class Shares	(811,703)	(14,797,013)	(1,838,397)	(31,455,923)
Investor Class Shares	(839,009)	(15,262,336)	(186,869)	(3,193,903)
Net decrease	(59,144)	$(1,040,603)	(202,510)	$(3,480,242)

The accompanying notes are an integral part of these financial statements.

10

DIREXION FUNDS
Financial Highlights
February 28, 2025

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year/Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year/Period	Total Return[2]	Net Assets, End of Year/Period (,000)	Total Expenses	Net Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 28, 2025 (Unaudited)	$18.17	$0.31	$0.19	$0.50	$(0.34)	$—	$(0.34)	$ —[5]	$18.33	2.79%	$119,435	1.10%	0.87%	3.43%	34%
Year ended August 31, 2024	16.44	0.55	1.76	2.31	(0.55)	(0.03)	(0.58)	—[5]	18.17	14.38%	105,245	1.10%	0.87%	3.22%	83%
Year ended August 31, 2023	16.72	0.43	(0.21)	0.22	(0.43)	(0.07)	(0.50)	—[5]	16.44	1.37%	100,711	1.15%	0.87%	2.65%	93%
Year ended August 31, 2022	18.51	0.21	(1.51)	(1.30)	(0.49)	—	(0.49)	—[5]	16.72	−7.13%	102,016	1.09%	0.87%	1.17%	103%
Year ended August 31, 2021	16.27	0.25	2.49	2.74	(0.27)	(0.23)	(0.50)	—[5]	18.51	17.19%	104,044	1.10%	0.87%	1.45%	112%
Year ended August 31, 2020	17.41	0.40	(0.97)	(0.57)	(0.27)	(0.30)	(0.57)	—[5]	16.27	−3.26%	87,894	1.18%	0.93%	2.40%	101%
Investor Class Shares
Six Months Ended February 28, 2025 (Unaudited)	18.13	0.28	0.21	0.49	(0.32)	—	(0.32)	—[5]	18.30	2.72%	4,040	1.34%	1.12%	3.16%	34%
Year ended August 31, 2024	16.40	0.51	1.76	2.27	(0.51)	(0.03)	(0.54)	—[5]	18.13	14.12%	18,224	1.35%	1.12%	2.98%	83%
Year ended August 31, 2023	16.68	0.39	(0.21)	0.18	(0.40)	(0.06)	(0.46)	—[5]	16.40	1.12%	14,311	1.40%	1.12%	2.38%	93%
Year ended August 31, 2022	18.48	0.16	(1.51)	(1.35)	(0.45)	—	(0.45)	—[5]	16.68	−7.41%	18,035	1.34%	1.12%	0.92%	103%
Year ended August 31, 2021	16.24	0.20	2.50	2.70	(0.25)	(0.21)	(0.46)	—[5]	18.48	16.94%	20,160	1.34%	1.12%	1.18%	112%
Year ended August 31, 2020	17.38	0.34	(0.95)	(0.61)	(0.25)	(0.28)	(0.53)	—[5]	16.24	−3.49%	13,244	1.42%	1.18%	2.06%	101%

[1]	Net investment income per share represents net investment income divided by the daily average shares of benefiicial interest outstanding throughout each year/period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	Net expenses include effects of any reimbursement or recoupment.
[4]	Portfolio turnover rate is not annualized and is calculated without regard to short-term securities that have a maturity of less than one year.
[5]	Amount is less than $0.005. Redemption Fees Paid to Fund are included in the Statement of Changes in Net Assets “Shares redeemed” for each share class.
The accompanying notes are an integral part of these financial statements.

11

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which one is included in this report: the Hilton Tactical Income Fund (the “Fund”). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Rafferty Asset Management, LLC serves as adviser to the Fund (the “Adviser”) and Hilton Capital Management, LLC serves as the Fund’s subadviser (the “Subadviser”).
The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed, or otherwise guaranteed by the U.S. Government or its agencies.
The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of the Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by the Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.
b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

12

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund’s respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.
e) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.
f) Distributions to Shareholders – The Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions during the six months ended February 28, 2025, and year ended August 31, 2024, were as follows:

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Distributions Paid from:
Ordinary Income	$2,308,170	$3,773,709
Return of Capital	—	222,495
Total Distributions Paid	$2,308,170	$3,996,204

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2024. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.
As of August 31, 2024, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$15,716,187
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(1,930,566)
Total accumulated earnings/(losses)	$13,785,621

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

13

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
The cost basis for investments for federal income tax purposes as of February 28, 2025, was as follows:

Tax cost of investments	$105,975,156
Gross unrealized appreciation	14,800,767
Gross unrealized depreciation	(523,680)
Net unrealized appreciation/(depreciation)	$14,277,087

In order to meet certain U.S. excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2024. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2024. For the year ended August 31, 2024, the Fund deferred $0 of qualified late year losses.
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2024, the Fund had short-term and long-term capital loss carryforwards on a tax basis of $1,930,566 and $0, respectively. The Fund utilized $3,413,142 of prior year capital losses.
The Funds follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2024, open U.S. Federal and state income tax years include the tax years ended August 31, 2021 through August 31, 2024. The Fund has no examinations in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INVESTMENT TRANSACTIONS
During the six months ended February 28, 2025, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $41,413,171 and $42,533,388 respectively.
Of the aggregate purchases and sales of investments in the Fund during the six months ended February 28, 2025, $4,667,377 were purchases of long-term U.S. Government securities and $5,104,463 were sales of long-term U.S. Government securities.
4. INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser provides a continuous investment program the Fund’s asset in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser investment advisory fees at an annual rate of 0.79% based on its average daily net assets, computed daily and payable monthly.
The Adviser has entered into a Sub-Advisory Agreement with the Subadvisor, whereby the Subadvisor will provide investment management and asset allocation advise to the Fund. The Advisor pays, out of the investment advisory fee it receives from the Fund, a fee for these sub-advisory fees. Pursuant to the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor fees at an annual rate of 0.59% based on its average daily net assets, computed daily and payable monthly.

14

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
Additionally, the Trust has amended the Management Services Agreement with the Adviser effective November 1, 2024. Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Shares ETF Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
Prior to November 1, 2024 under the Management Services Agreement, the Trust paid Rafferty management service fees of 0.026% on the first $10,000,000,000 of the Trust’s daily net assets and 0.024% on assets in excess of $10,000,000,000.
The Fund is responsible for its own operating expenses. The Fund has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the annual rate of 1.12% for the Investor Class Shares and 0.87% for Institutional Class Shares multiplied by the Fund’s respective average daily net assets at least until September 1, 2025. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Subadviser recouped, waived and the amounts available for potential recoupments by the Subadviser.

		Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Expenses Recouped	Expenses Reimbursed	August 31, 2025	August 31, 2026	August 31, 2027	February 28, 2028
$ —	$138,826	$144,872	$322,570	$276,835	$138,826	$883,103

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and Operating Expense Limitation Agreement as of February 28, 2025 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.
Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund’s average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.
ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter of the Fund and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.
5. VALUATION MEASUREMENTS
The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions about the assumptions in determining fair value of investments

15

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2025 (Unaudited)(Continued)
To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.
The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investment Companies	$47,032,111	$—	$ —	$47,032,111
Common Stocks	41,396,042	—	—	41,396,042
Corporate Bonds	—	24,003,397	—	24,003,397
U.S. Government Obligations	7,820,693	—	—	7,820,693

For further detail on each asset class, see Schedule of Investments.
The Fund also follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
6. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
The Fund paid an income distribution with a record date of February 28, 2025 and ex-date and payable date of March 3, 2025 to its Investor Class shareholders in the amount of $0.0561 per share and to its Institutional Class shareholders in the amount of $0.0600 per share.
The Fund paid an income distribution with a record date of March 31, 2025 and ex-date and payable date of
April 1, 2025 to its Investor Class shareholders in the amount of $0.0561 per share and to its Institutional Class shareholders in the amount of $0.0600 per share.
7. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

16

DIREXION FUNDS
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website www.direxion.com.
FEDERAL TAX INFORMATION
For the fiscal period ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 26.90% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2024, was 17.82% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted quarterly on their website at www.direxion.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.direxion.com. Information on how the Fund voted proxies related to portfolio securities during the period ended February 28, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

17

DIREXION FUNDS
FORM N-CSR ITEMS (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies.
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	4/28/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	4/28/25

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	4/28/25